UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-2901
RIVERSOURCE TAX-EXEMPT INCOME SERIES, INC.
(Exact name of registrant as specified in charter)
50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
(Address of principal executive offices)                 (Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474
(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: November 30
Date of reporting period: May 31, 2011

Item 1. Reports to Stockholders.
Semiannual Report

Semiannual Report

RiverSource
Tax-Exempt High Income Fund

Semiannual Report for the Period Ended
May 31, 2011

RiverSource Tax-Exempt High Income Fund seeks to provide shareholders with a high yield generally exempt from federal income taxes.

 Not FDIC insured - No bank guarantee - May lose value

Your Fund at a Glance	3

Fund Expenses Example	4

Portfolio of Investments	6

Statement of Assets and Liabilities	29

Statement of Operations	30

Statement of Changes in Net Assets	31

Financial Highlights	32

Notes to Financial Statements	36

Proxy Voting	49

Approval of Investment Management Services Agreement	49

Results of Meeting of Shareholders	53

In August 2010, the Board of Directors of RiverSource Tax-Exempt High Income Fund (the Fund) approved a proposal to merge the Fund with and into Columbia Tax-Exempt Fund. The proposal was approved at a meeting of shareholders held on February 15, 2011 and the merger of the Fund occurred after the close of business on June 3, 2011. For more information, see “Results of Meeting of Shareholders.”

See the Fund’s prospectus for risks associated with investing in the Fund.

2  RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND — 2011 SEMIANNUAL REPORT

Your Fund at a Glance
(Unaudited)

TOP TEN STATES(1) (at May 31, 2011)

California	12.8%

Illinois	9.0

New York	7.5

Minnesota	6.8

Massachusetts	5.6

Washington	5.3

Wisconsin	5.2

Louisiana	4.3

Texas	3.9

Florida	3.7

(1)	Percentages indicated are based upon total investments (excluding Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

QUALITY BREAKDOWN(1) (at May 31, 2011)

AAA rating	19.5%

AA rating	18.0

A rating	35.7

BBB rating	18.3

Non-investment grade	7.0

Non-rated	1.5

(1)	Percentages indicated are based upon total fixed income securities (excluding Cash & Cash Equivalents).

Ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor’s rating is used to determine the credit quality of a security. Standard and Poor’s rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor’s doesn’t rate a security, then Moody’s rating is used. Columbia Management Investment Advisers, LLC (the Investment Manager) rates a security using an internal rating system when Moody’s doesn’t provide a rating. Ratings for 7.4% of the bond portfolio assets were determined through internal analysis.

RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND — 2011 SEMIANNUAL REPORT  3

Fund Expenses Example
(Unaudited)

As a shareholder of the Fund, you incur, depending on the share class, two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund’s indirect expense from investing in the acquired funds is based on the Fund’s pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund’s most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period indicated and held until May 31, 2011.

Actual Expenses
The first line of the table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during the period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4  RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND — 2011 SEMIANNUAL REPORT

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During	Annualized
	Dec. 1, 2010	May 31, 2011	the Period(a)	Expense Ratio(b)
Class A

Actual(c)	$1,000	$1,009.60	$4.01	.80%

Hypothetical (5% return before expenses)	$1,000	$1,020.94	$4.03	.80%

Class B

Actual(c)	$1,000	$1,008.20	$7.76	1.55%

Hypothetical (5% return before expenses)	$1,000	$1,017.20	$7.80	1.55%

Class C

Actual(c)	$1,000	$1,008.20	$7.76	1.55%

Hypothetical (5% return before expenses)	$1,000	$1,017.20	$7.80	1.55%

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b)	Annualized expense ratios include interest and fee expense related to the Fund’s participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund’s net assets, net asset value per share, total return or net investment income. The ratios excluding interest and fee expense were 0.79% for Class A, 1.54% for Class B and 1.54% for Class C.
(c)	Based on the actual return for the six months ended May 31, 2011: +0.96% for Class A, +0.82% for Class B and +0.82% for Class C.

RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND — 2011 SEMIANNUAL REPORT  5

Portfolio of Investments

May 31, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Investments in Securities

Municipal Bonds (94.1%)
Issue	Coupon	Principal
Description(f,g)	Rate	Amount	Value(a)

Alabama (0.5%)
County of Jefferson Revenue Bonds Series 2004A
01-01-23	5.250%	$7,500,000	$6,605,325
Selma Industrial Development Board Revenue Bonds Gulf Opportunity Zone-International Paper Series 2010
05-01-34	5.800	3,800,000	3,799,772

Total			10,405,097

Alaska (0.1%)
Alaska Energy Authority Refunding Revenue Bonds Bradley Lake 3rd Series 1999 (AGM)
07-01-14	6.000	2,000,000	2,243,760

Arizona (1.7%)
Arizona Health Facilities Authority Revenue Bonds Banner Health Series 2008D
01-01-32	5.375	7,800,000	7,785,180
City of Tucson Refunding Revenue Bonds Series 2002 (NPFGC/FGIC)
07-01-13	5.500	2,380,000	2,547,457
07-01-14	5.500	1,500,000	1,603,740
Glendale Industrial Development Authority Revenue Bonds Midwestern University Series 2010
05-15-35	5.000	10,750,000	9,931,280
Maricopa County Industrial Development Authority Revenue Bonds Catholic Healthcare West Series 2004A
07-01-26	5.500	5,000,000	5,027,850
Maricopa County Pollution Control Corp. Refunding Revenue Bonds Southern California Education Co. Series 2000B-RMKT
06-01-35	5.000	7,600,000	7,547,484

Total			34,442,991

California (12.7%)
Anaheim Public Financing Authority Revenue Bonds Series 2007 (NPFGC)
02-01-33	4.750	6,000,000	5,927,640
California Health Facilities Financing Authority Prerefunded Revenue Bonds Providence Health Series 2008
10-01-38	6.500	110,000	142,837
California Health Facilities Financing Authority Revenue Bonds Kaiser Permanente Series 2006A
04-01-39	5.250	4,500,000	4,171,500
California Health Facilities Financing Authority Revenue Bonds Providence Health & Services Series 2008C
10-01-28	6.250	2,000,000	2,224,320
California Health Facilities Financing Authority Unrefunded Revenue Bonds Providence Series 2008
10-01-38	6.500	7,890,000	8,583,215
California Housing Finance Agency Revenue Bonds Home Mortgage Series 2006H (FGIC) A.M.T.
08-01-30	5.750	4,355,000	4,411,005
California Housing Finance Agency Revenue Bonds Home Mortgage Series 2006K A.M.T.
02-01-42	5.500	7,690,000	7,815,732

See accompanying Notes to Portfolio of Investments.

6  RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND — 2011 SEMIANNUAL REPORT

Municipal Bonds (continued)
Issue	Coupon	Principal
Description(f,g)	Rate	Amount		Value(a)

California (cont.)
California Municipal Finance Authority Revenue Bonds Biola University Series 2008
10-01-34	5.875%	$4,000,000		$3,840,360
California Statewide Communities Development Authority Revenue Bonds CHF — Irvine LLC — UCI East Campus Series 2008
05-15-32	5.750	5,500,000		5,311,625
California Statewide Communities Development Authority Revenue Bonds Kaiser Permanente Series 2006B
03-01-45	5.250	13,000,000		11,855,870
California Statewide Communities Development Authority Revenue Bonds Thomas Jefferson School of Law Series 2008A
10-01-38	7.250	4,000,000	(d)	4,043,520
City of San Jose Revenue Bonds Series 2001A (NPFGC/FGIC)
03-01-31	5.000	5,690,000		5,435,145
City of San Jose Revenue Bonds Series 2007A (AMBAC) A.M.T.
03-01-15	5.000	3,000,000		3,241,830
03-01-16	5.000	3,000,000		3,276,300
City of Vernon Revenue Bonds Series 2009A
08-01-21	5.125	2,500,000		2,564,725
Fremont Union High School District Unlimited General Obligation Bonds Election of 2008 Series 2008
08-01-30	4.750	3,925,000		3,890,617
Lakeside Union School District San Diego County Unlimited General Obligation Bonds Series 2009
08-01-33	5.000	5,000,000		5,144,850
Lammersville School District No. 2002 Community Facilities Special Tax Bonds Mountain House Series 2006
09-01-35	5.125	875,000		701,960
Los Angeles Department of Water & Power Revenue Bonds Series 2003A (NPFGC/FGIC)
07-01-43	5.000	11,750,000		11,759,283
Los Angeles Unified School District Unlimited General Obligation Bonds Series 2009I
07-01-29	5.000	4,800,000		4,924,944
Orange Unified School District No. 2005-2 Community Facilities Special Tax Bonds Del Rio School Facilities Series 2007
09-01-37	5.000	1,000,000		730,050
San Diego Public Facilities Financing Authority Revenue Bonds Senior Series 2009A
05-15-34	5.250	4,500,000		4,632,480
San Diego Unified School District Unlimited General Obligation Bonds Election of 1998 Series 2002D (FGIC)
07-01-27	5.000	8,000,000		8,353,680
San Francisco City & County Redevelopment Agency Tax Allocation Bonds Mission Bay South Redevelopment Series 2009D
08-01-31	6.500	500,000		492,225
08-01-39	6.625	1,000,000		987,190
San Joaquin Hills Transportation Corridor Agency Revenue Bonds Senior Lien Series 1993
01-01-33	5.000	1,500,000		1,076,910
Simi Valley School Financing Authority Refunding Revenue Bonds Unified School District Series 2007 (AGM)
08-01-23	5.000	1,500,000		1,640,175
State of California Unlimited General Obligation Bonds Series 2003
02-01-21	5.000	4,625,000		4,934,043

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND — 2011 SEMIANNUAL REPORT  7

Portfolio of Investments (continued)

Municipal Bonds (continued)
Issue	Coupon	Principal
Description(f,g)	Rate	Amount		Value(a)

California (cont.)
State of California Unlimited General Obligation Bonds Various Purpose Series 2003
11-01-22	5.000%	$5,000,000		$5,175,900
11-01-24	5.125	8,000,000		8,210,640
State of California Unlimited General Obligation Bonds Various Purpose Series 2005
06-01-35	4.750	2,500,000		2,333,775
08-01-35	5.000	2,000,000		1,945,180
State of California Unlimited General Obligation Bonds Various Purpose Series 2007
12-01-32	5.000	6,000,000		5,976,540
06-01-37	5.000	13,145,000		12,699,779
11-01-37	5.000	15,000,000		14,487,450
State of California Unlimited General Obligation Bonds Various Purpose Series 2009
04-01-31	5.750	23,000,000		24,643,579
04-01-38	6.000	17,500,000		18,644,675
State of California Unlimited General Obligation Bonds Various Purpose Series 2010
03-01-30	5.250	3,000,000		3,082,350
State of California Unlimited General Obligation Refunding Bonds Series 2007
08-01-30	4.500	18,900,000		17,303,517
State of California Unlimited General Obligation Refunding Bonds Various Purpose Series 2008
04-01-38	5.000	1,015,000		978,622
State of California Unrefunded Unlimited General Obligation Bonds Series 2004
04-01-29	5.300	6,000		6,082
Turlock Irrigation District Certificate of Participation Series 2003A (NPFGC)
01-01-33	5.000	4,450,000		4,107,261
Walnut Energy Center Authority Revenue Bonds Series 2004A (AMBAC)
01-01-29	5.000	9,365,000		9,364,625
Yosemite Community College District Unlimited General Obligation Bonds Capital Appreciation Election of 2004 Zero Coupon Series 2010D
08-01-31	6.461	16,480,000	(e)	4,320,397

Total				255,394,403

Colorado (1.7%)
Baptist Road Rural Transportation Authority Revenue Bonds Series 2007
12-01-17	4.800	985,000		830,641
12-01-22	4.950	2,000,000		1,417,040
12-01-26	5.000	2,000,000		1,291,640
Colorado Health Facilities Authority Refunding Revenue Bonds Valley View Hospital Association Series 2008
05-15-28	5.500	5,745,000		5,435,919
Colorado Health Facilities Authority Revenue Bonds Evangelical Lutheran Series 2005
06-01-23	5.250	1,200,000		1,214,664
Colorado Health Facilities Authority Revenue Bonds Evangelical Lutheran Series 2009A
06-01-38	6.125	2,500,000		2,488,550
E-470 Public Highway Authority Revenue Bonds Series 2010C
09-01-26	5.375	5,000,000		4,652,300
North Range Metropolitan District No. 1 Prerefunded Limited General Obligation Bonds Series 2001
12-15-31	7.250	12,030,000		12,540,914
North Range Metropolitan District No. 2 Limited Tax General Obligation Bonds Series 2007
12-15-27	5.500	2,765,000		2,389,043
12-15-37	5.500	3,100,000		2,501,606

Total				34,762,317

See accompanying Notes to Portfolio of Investments.

8  RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND — 2011 SEMIANNUAL REPORT

Municipal Bonds (continued)
Issue	Coupon	Principal
Description(f,g)	Rate	Amount		Value(a)

District of Columbia (0.2%)
Metropolitan Washington Airports Authority Refunding Revenue Bonds Series 2007A (AMBAC) A.M.T.
10-01-22	4.750%	$4,250,000		$4,335,893

Florida (3.2%)
Brevard County Health Facilities Authority Revenue Bonds Health First, Inc. Project Series 2005
04-01-24	5.000	1,800,000		1,810,458
04-01-34	5.000	16,250,000		15,001,024
County of Miami-Dade Revenue Bonds Miami International Airport Series 2010A
10-01-35	5.375	4,000,000		3,970,160
Highlands County Health Facilities Authority Prerefunded Revenue Bonds Adventist Health Series 2002B
11-15-23	5.250	10,300,000		11,009,464
Highlands County Health Facilities Authority Prerefunded Revenue Bonds Adventist Health Series 2006C
11-15-36	5.250	215,000		258,080
Highlands County Health Facilities Authority Prerefunded Revenue Bonds Adventist Health Series 2006G
11-15-21	5.125	70,000		83,568
11-15-32	5.125	465,000		555,131
Jacksonville Health Facilities Authority Revenue Bonds Brooks Health System Series 2007
11-01-38	5.250	5,000,000		4,624,500
Sarasota County Health Facilities Authority Refunding Revenue Bonds Village on the Isle Project Series 2007
01-01-14	5.000	945,000		963,891
Seminole Indian Tribe of Florida Revenue Bonds Series 2007A
10-01-27	5.250	3,000,000	(c,d,j)	2,632,590
State of Florida Unlimited General Obligation Bonds Capital Outlay 2008 Series 2009B
06-01-26	5.000	5,525,000		6,007,112
06-01-27	5.000	5,800,000		6,246,600
State of Florida Unlimited General Obligation Refunding Bonds Capital Outlay Series 2004B
06-01-24	5.000	5,500,000		5,914,480
Tampa Bay Water Improvement & Refunding Revenue Bonds Series 2001A (NPFGC/FGIC)
10-01-12	4.500	5,000,000		5,067,500

Total				64,144,558

Georgia (2.4%)
Fulton County Development Authority Revenue Bonds Georgia Tech Athletic Association Series 2001 (AMBAC)
10-01-12	5.500	2,385,000		2,462,441
Fulton County Development Authority Revenue Bonds Georgia Tech Foundation Funding Series 2002A
11-01-13	5.250	1,105,000		1,150,128
Gainesville & Hall County Hospital Authority Revenue Bonds Northeast Georgia Healthcare Series 2010A
02-15-45	5.500	25,000,000		24,107,500
Georgia State Road & Tollway Authority Refunding Revenue Bonds Series 2011A
03-01-18	5.000	15,695,000		18,729,157
Rockdale County Development Authority Revenue Bonds Visy Paper Project Series 2007A A.M.T.
01-01-34	6.125	1,000,000		885,400

Total				47,334,626

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND — 2011 SEMIANNUAL REPORT  9

Portfolio of Investments (continued)

Municipal Bonds (continued)
Issue	Coupon	Principal
Description(f,g)	Rate	Amount		Value(a)

Hawaii (1.1%)
Hawaii Pacific Health Revenue Bonds Series 2010A
07-01-40	5.500%	$5,075,000		$4,499,546
Hawaii Pacific Health Revenue Bonds Series 2010B
07-01-30	5.625	950,000		907,706
07-01-40	5.750	1,270,000		1,172,553
Hawaii State Department of Budget & Finance Refunding Revenue Bonds Electric Co. & Subsidiary Project Series 2003B (XLCA) A.M.T.
12-01-22	5.000	12,500,000		11,965,375
Hawaii State Department of Budget & Finance Revenue Bonds 15 Craigside Project Series 2009A
11-15-29	8.750	1,000,000		1,085,250
11-15-44	9.000	3,000,000		3,271,980

Total				22,902,410

Idaho (0.3%)
Idaho Health Facilities Authority Revenue Bonds Trinity Health Group Series 2008B
12-01-33	6.250	6,000,000		6,483,780

Illinois (8.2%)
City of Chicago Revenue Bonds Recovery Zone Facility — Asphalt Series 2010
12-01-18	6.125	2,535,000		2,569,527
City of Chicago Unlimited General Obligation Refunding Bonds Capital Appreciation Zero Coupon Series 2009C
01-01-23	5.104	4,900,000	(e)	2,538,200
01-01-25	5.381	2,000,000	(e)	897,140
01-01-27	5.586	3,000,000	(e)	1,146,300
Illinois Finance Authority Refunding Revenue Bonds Commonwealth Edison Co. Series 1994 (AMBAC/TCRS)
01-15-14	5.850	4,500,000		4,891,185
Illinois Finance Authority Refunding Revenue Bonds Swedish Covenant Series 2010A
08-15-38	6.000	8,580,000		8,213,806
Illinois Finance Authority Revenue Bonds Northwestern Memorial Hospital Series 2009A
08-15-30	5.750	2,000,000		2,106,660
Illinois Finance Authority Revenue Bonds Northwestern Memorial Hospital Series 2009B
08-15-30	5.750	10,000,000		10,457,800
Illinois Finance Authority Revenue Bonds Riverside Health System Series 2009
11-15-35	6.250	4,000,000		4,129,600
Illinois Finance Authority Revenue Bonds Rush University Medical Center Series 2009C
11-01-39	6.625	7,250,000		7,550,295
Illinois Finance Authority Revenue Bonds Sedgebrook, Inc. Facility Series 2007A
11-15-11	5.500	1,000,000	(b)(j)	24,000
Illinois Finance Authority Revenue Bonds Sherman Health System Series 2007A
08-01-37	5.500	11,780,000		10,427,420
Illinois Finance Authority Revenue Bonds Silver Cross & Medical Centers Series 2009
08-15-38	6.875	31,300,000		31,953,544
Illinois Finance Authority Revenue Bonds South Suburban Series 1992 Escrowed to Maturity
02-15-18	7.000	2,505,000		2,993,575

See accompanying Notes to Portfolio of Investments.

10  RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND — 2011 SEMIANNUAL REPORT

Municipal Bonds (continued)
Issue	Coupon	Principal
Description(f,g)	Rate	Amount		Value(a)

Illinois (cont.)
Illinois Finance Authority Subordinated Revenue Bonds Regency Zero Coupon Series 1990-RMKT Escrowed to Maturity
04-15-20	7.750%	$68,000,000	(e)	$51,635,800
Metropolitan Pier & Exposition Authority Refunding Revenue Bonds McCormick Series 2010B-2
06-15-50	5.000	2,875,000		2,569,388
Metropolitan Pier & Exposition Authority Revenue Bonds McCormick Place Expansion Series 2002A (NPFGC)
06-15-42	5.250	13,400,000		12,981,115
Railsplitter Tobacco Settlement Authority Revenue Bonds Series 2010
06-01-28	6.000	2,560,000		2,567,629
Will County Community Unit School District No. 365 — Valley View Unlimited General Obligation Bonds Zero Coupon Series 1997B Escrowed to Maturity (AGM)
11-01-16	4.600	3,165,000	(e)	2,817,451

Total				162,470,435

Indiana (1.4%)
Indiana Finance Authority Refunding Revenue Bonds Sisters of St. Francis Health Series 2008
11-01-32	5.375	4,000,000		4,069,520
Indiana Finance Authority Revenue Bonds Parkview Health System Series 2009A
05-01-31	5.750	3,500,000		3,582,425
Indiana Finance Authority Revenue Bonds State Revolving Fund Program Series 2006A
02-01-25	5.000	8,000,000		8,534,240
Indiana Health & Educational Facilities Financing Authority Refunding Revenue Bonds Clarian Health Obligation Group Series 2006B
02-15-33	5.000	5,950,000		5,400,160
Indiana Health & Educational Facilities Financing Authority Revenue Bonds Clarian Health Obligation Series 2006A
02-15-36	5.000	4,375,000		3,897,119
Vigo County Hospital Authority Revenue Bonds Union Hospital, Inc. Series 2007
09-01-37	5.700	3,950,000	(d)	3,164,503

Total				28,647,967

Iowa (0.3%)
Iowa Finance Authority Refunding Revenue Bonds Correctional Facility Program Series 2002 (NPFGC)
06-15-13	5.375	6,000,000		6,574,680

Kansas (0.5%)
Wyandotte County – Kansas City Unified Government Revenue Bonds Capital Appreciation Sales Tax Subordinated Lien Zero Coupon Series 2010
06-01-21	6.095	17,875,000	(e)	10,119,574

Kentucky (3.3%)
County of Ohio Refunding Revenue Bonds Big Rivers Electric Corp. Project Series 2010A
07-15-31	6.000	11,000,000		10,999,890
Kentucky Economic Development Finance Authority Refunding Revenue Bonds Owensboro Medical Health Series 2010B
03-01-40	6.375	5,800,000		5,690,670

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND — 2011 SEMIANNUAL REPORT  11

Portfolio of Investments (continued)

Municipal Bonds (continued)
Issue	Coupon	Principal
Description(f,g)	Rate	Amount	Value(a)

Kentucky (cont.)
Kentucky Economic Development Finance Authority Revenue Bonds Kings Daughters Medical Series 2010
02-01-40	5.000%	$12,650,000	$11,828,130
Kentucky Economic Development Finance Authority Revenue Bonds Louisville Arena Subordinated Series 2008A-1 (AGM)
12-01-33	6.000	3,200,000	3,322,016
Kentucky Economic Development Finance Authority Revenue Bonds Owensboro Medical Health System Series 2010A
03-01-45	6.500	9,975,000	9,892,806
Louisville/Jefferson County Metropolitan Government Revenue Bonds Jewish Hospital St. Mary’s Healthcare Series 2008
02-01-27	5.750	24,000,000	24,024,240

Total			65,757,752

Louisiana (4.3%)
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds Westlake Chemical Corp. Series 2010A-2
11-01-35	6.500	3,450,000	3,534,387
Louisiana State Citizens Property Insurance Corp. Revenue Bonds Series 2006B (AMBAC)
06-01-16	5.000	9,500,000	10,235,585
New Orleans Aviation Board Revenue Bonds Consolidated Rental Car Series 2009A
01-01-40	6.500	15,750,000	16,040,903
Parish of St. John the Baptist Revenue Bonds Marathon Oil Corp. Series 2007A
06-01-37	5.125	5,850,000	5,608,512
Tobacco Settlement Financing Corp. Asset-Backed Revenue Bonds Series 2001B
05-15-30	5.500	22,765,000	22,594,945
05-15-39	5.875	31,270,000	28,764,961

Total			86,779,293

Maine (0.1%)
Maine State Housing Authority Revenue Bonds Series 2003A-2 A.M.T.
11-15-32	5.000	3,000,000	2,855,850

Maryland (1.0%)
City of Brunswick Special Tax Bonds Brunswick Crossing Special Taxing Series 2006
07-01-36	5.500	6,817,000	4,881,995
Maryland Economic Development Corp. Refunding Revenue Bonds CNX Marine Terminals, Inc. Series 2010
09-01-25	5.750	4,000,000	3,890,520
Maryland Economic Development Corp. Revenue Bonds University of Maryland College Park Projects Series 2008
06-01-33	5.750	1,600,000	1,609,152
Maryland Health & Higher Educational Facilities Authority Revenue Bonds Anne Arundel Health System Series 2009A
07-01-39	6.750	5,000,000	5,498,950
Maryland Health & Higher Educational Facilities Authority Revenue Bonds Washington County Hospital Series 2008
01-01-33	5.750	3,495,000	3,301,097

Total			19,181,714

Massachusetts (4.7%)
Boston Water & Sewer Commission Revenue Bonds Senior Series 2004A
11-01-22	5.000	5,435,000	6,006,816

See accompanying Notes to Portfolio of Investments.

12  RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND — 2011 SEMIANNUAL REPORT

Municipal Bonds (continued)
Issue	Coupon	Principal
Description(f,g)	Rate	Amount	Value(a)

Massachusetts (cont.)
Commonwealth of Massachusetts Limited General Obligation Refunding Bonds Series 2004B
08-01-28	5.250%	$3,000,000	$3,474,510
Commonwealth of Massachusetts Refunding Revenue Bonds Series 2005 (NPFGC/FGIC)
01-01-27	5.500	4,500,000	4,989,285
01-01-28	5.500	7,500,000	8,285,999
Massachusetts Bay Transportation Authority Revenue Bonds Senior Series 2005A
07-01-30	5.000	1,450,000	1,615,387
Massachusetts Development Finance Agency Refunding Revenue Bonds Bard College of Simon’s Rock Series 2007
08-01-36	4.700	500,000	441,955
Massachusetts Development Finance Agency Revenue Bonds Adventcare Project Series 2007A
10-15-28	6.650	5,000,000	4,591,350
Massachusetts Development Finance Agency Revenue Bonds Boston University Series 1999P
05-15-59	6.000	2,325,000	2,417,256
Massachusetts Development Finance Agency Revenue Bonds Devens Electric System Series 2001
12-01-30	6.000	1,000,000	1,014,710
Massachusetts Development Finance Agency Revenue Bonds Linden Ponds, Inc. Facility Series 2007A
11-15-11	5.125	1,100,000	1,077,010
Massachusetts Health & Educational Facilities Authority Prerefunded Revenue Bonds Harvard University Series 2002
07-15-37	5.125	885,000	932,994
Massachusetts Health & Educational Facilities Authority Revenue Bonds Fisher College Series 2007A
04-01-37	5.125	500,000	401,760
Massachusetts Health & Educational Facilities Authority Revenue Bonds Massachusetts Institute of Technology Series 2004M
07-01-25	5.250	500,000	605,640
Massachusetts Health & Educational Facilities Authority Revenue Bonds Massachusetts Institute of Technology Series 2009O
07-01-26	5.000	11,500,000	12,710,259
Massachusetts Health & Educational Facilities Authority Revenue Bonds Milford Regional Medical Series 2007E
07-15-22	5.000	1,250,000	1,208,325
07-15-27	5.000	5,500,000	4,879,105
07-15-32	5.000	4,720,000	3,988,966
07-15-37	5.000	500,000	407,890
Massachusetts Health & Educational Facilities Authority Revenue Bonds Springfield College Series 2010
10-15-40	5.625	4,500,000	4,309,785
Massachusetts Health & Educational Facilities Authority Unrefunded Revenue Bonds Harvard University Series 2002
07-15-37	5.125	3,915,000	3,949,061
Massachusetts Housing Finance Agency Revenue Bonds Series 2007D A.M.T.
06-01-40	4.850	750,000	670,785
Massachusetts Housing Finance Agency Revenue Bonds Single Family Series 2006-122 A.M.T.
12-01-31	4.850	5,140,000	4,804,152

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND — 2011 SEMIANNUAL REPORT  13

Portfolio of Investments (continued)

Municipal Bonds (continued)
Issue	Coupon	Principal
Description(f,g)	Rate	Amount	Value(a)

Massachusetts (cont.)
Massachusetts School Building Authority Revenue Bonds Series 2007A (AMBAC)
08-15-32	4.750%	$5,000,000	$5,034,400
Massachusetts State Water Pollution Abatement Unrefunded Revenue Bonds Pool Program Series 2004-10
08-01-34	5.000	145,000	148,096
Massachusetts Water Resources Authority Revenue Bonds Series 1992A Escrowed to Maturity
07-15-19	6.500	3,500,000	4,267,760
Massachusetts Water Resources Authority Revenue Bonds Series 1992A Escrowed to Maturity (FGIC)
07-15-19	6.500	2,000,000	2,438,720
Massachusetts Water Resources Authority Revenue Bonds Series 2004D (NPFGC)
08-01-27	4.750	10,000,000	10,164,100

Total			94,836,076

Michigan (1.9%)
City of Detroit Revenue Bonds Senior Lien Series 2003A (NPFGC)
07-01-34	5.000	1,375,000	1,242,423
Goodrich Area School District Unrefunded Unlimited General Obligation Bonds Series 2003B (Qualified School Bond Loan Fund)
05-01-27	5.000	495,000	502,173
Grand Traverse Academy Refunding Revenue Bonds Series 2007
11-01-17	5.000	390,000	372,856
11-01-22	5.000	750,000	640,223
11-01-32	4.750	1,170,000	827,635
Howell Public Schools Unlimited General Obligation Bonds School Building & Site Series 2003 (Qualified School Bond Loan Fund)
05-01-29	5.000	3,855,000	3,857,428
Lawton Community Schools Unrefunded Unlimited General Obligation Bonds Series 2001 (Qualified School Bond Loan Fund)
05-01-31	5.000	200,000	203,984
Michigan Higher Education Facilities Authority Limited Obligation Refunding Revenue Bonds Kalamazoo College Project Series 2007
12-01-33	5.000	250,000	243,090
Michigan Higher Education Student Loan Authority Revenue Bonds Series 2006 XVII-Q (AMBAC) A.M.T.
03-01-26	4.950	200,000	201,992
03-01-31	5.000	5,850,000	5,895,221
Michigan Municipal Bond Authority Revenue Bonds School District City of Detroit Series 2005 (AGM)
06-01-19	5.000	3,500,000	3,547,950
Michigan Municipal Bond Authority Revenue Bonds State Clean Water Revolving Fund Series 2006
10-01-27	5.000	390,000	411,996
Michigan Strategic Fund Revenue Bonds Republic Services Series 2001 A.M.T.
08-01-31	4.250	1,885,000	1,902,549
Michigan Tobacco Settlement Finance Authority Revenue Bonds Senior Series 2007A
06-01-48	6.000	7,200,000	4,947,480
Roseville Community Schools Unlimited General Obligation Refunding Bonds School Building & Site Series 2006 (AGM) (Qualified School Bond Loan Fund)
05-01-23	5.000	3,100,000	3,246,475
Troy School District Unlimited General Obligation Bonds School Building & Site Series 2006 (NPFGC) (Qualified School Board Loan Fund)
05-01-24	5.000	5,000,000	5,199,949
Wayne County Airport Authority Revenue Bonds Detroit Metropolitan Airport Series 2005 (NPFGC) A.M.T.
12-01-19	4.750	3,750,000	3,661,388

See accompanying Notes to Portfolio of Investments.

14  RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND — 2011 SEMIANNUAL REPORT

Municipal Bonds (continued)
Issue	Coupon	Principal
Description(f,g)	Rate	Amount		Value(a)

Michigan (cont.)
Williamston Community School District Unlimited General Obligation Bonds Series 1996 (NPFGC) (Qualified School Bond Loan Fund)
05-01-25	5.500%	$1,000,000		$1,164,490

Total				38,069,302

Minnesota (6.5%)
City of Minneapolis Revenue Bonds Fairview Health Services Series 2008A
11-15-32	6.750	7,500,000		8,128,800
City of St. Louis Park Refunding Revenue Bonds Park Nicollet Health Services Series 2009
07-01-39	5.750	3,325,000		3,221,360
City of St. Louis Park Revenue Bonds Park Nicollet Health Services Series 2008C
07-01-23	5.500	22,775,000		23,742,481
07-01-30	5.750	3,200,000		3,209,024
County of Meeker Revenue Bonds Memorial Hospital Project Series 2007
11-01-37	5.750	1,750,000		1,614,148
Minnesota Higher Education Facilities Authority Revenue Bonds Bethel University 6th Series 2007R
05-01-37	5.500	10,725,000		9,610,244
Perham Hospital District Revenue Bonds Perham Memorial Hospital & Home Series 2010
03-01-35	6.350	4,000,000		4,063,840
03-01-40	6.500	2,800,000		2,857,624
Southern Minnesota Municipal Power Agency Revenue Bonds Capital Appreciation Zero Coupon Series 1994A (NPFGC)
01-01-22	6.021	27,500,000	(e)	17,421,526
01-01-23	6.890	26,500,000	(e)	15,683,495
01-01-25	6.750	17,500,000	(e)	9,091,075
St. Paul Housing & Redevelopment Authority Revenue Bonds Healtheast Project Series 2005
11-15-25	6.000	3,500,000		3,290,630
11-15-30	6.000	10,000,000		8,945,600
11-15-35	6.000	11,500,000		9,899,200
St. Paul Housing & Redevelopment Authority Revenue Bonds HealthPartners Obligation Group Project Series 2006
05-15-36	5.250	4,550,000		4,127,533
St. Paul Port Authority Revenue Bonds Office Building at Cedar Street Series 2003-12
12-01-23	5.000	2,540,000		2,708,021

Total				127,614,601

Mississippi (0.5%)
Harrison County Wastewater Management District Refunding Revenue Bonds Wastewater Treatment Facility Series 1986 Escrowed to Maturity
02-01-15	5.000	4,250,000		4,721,028
Mississippi Business Finance Corp. Revenue Bonds Series 2009A
05-01-24	4.700	5,390,000		5,423,795

Total				10,144,823

Missouri (0.9%)
City of Manchester Refunding Tax Allocation Bonds Highway 141/Manchester Road Project Series 2010
11-01-25	6.000	3,000,000		2,980,680
County of Boone Revenue Bonds Boone Hospital Center Series 2008
08-01-38	5.375	1,865,000		1,799,072
Kirkwood Industrial Development Authority Revenue Bonds Aberdeen Heights Series 2010A
05-15-39	8.250	12,000,000		12,219,120

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND — 2011 SEMIANNUAL REPORT  15

Portfolio of Investments (continued)

Municipal Bonds (continued)
Issue	Coupon	Principal
Description(f,g)	Rate	Amount	Value(a)

Missouri (cont.)
Missouri Joint Municipal Electric Utility Commission Revenue Bonds Plum Point Project Series 2006 (NPFGC)
01-01-20	5.000%	$1,500,000	$1,557,105

Total			18,555,977

Nebraska (1.0%)
Madison County Hospital Authority No. 1 Revenue Bonds Faith Regional Health Services Project Series 2008A-1
07-01-33	6.000	11,500,000	11,944,360
Nebraska Elementary & Secondary School Finance Authority Revenue Bonds Boys Town Project Series 2008
09-01-28	4.750	6,800,000	6,920,564
Omaha Public Power District Revenue Bonds Series 1986A Escrowed to Maturity
02-01-15	6.000	1,370,000	1,533,893

Total			20,398,817

Nevada (2.7%)
City of Henderson Special Assessment Bonds Series 2006T-18
09-01-35	5.300	10,685,000	5,537,288
Clark County Water Reclamation District Limited General Obligation Bonds Series 2009A
07-01-34	5.250	12,000,000	12,463,680
County of Clark Revenue Bonds Las Vegas-McCarran International Airport Series 2010A
07-01-34	5.125	14,500,000	14,088,489
County of Clark Revenue Bonds Southwest Gas Corp. Project Series 2005A (AMBAC) A.M.T.
10-01-35	4.850	5,000,000	4,232,000
Las Vegas Valley Water District Limited General Obligation Bonds Water Improvement Series 2006A (AGM)
06-01-24	5.000	4,095,000	4,299,914
Truckee Meadows Water Authority Refunding Revenue Bonds Series 2006 (AGM)
07-01-32	4.750	14,200,000	13,932,329

Total			54,553,700

New Hampshire (1.0%)
New Hampshire Business Finance Authority Revenue Bonds Elliot Hospital Obligation Group Series 2009A
10-01-39	6.125	9,500,000	9,551,300
New Hampshire Business Finance Authority Revenue Bonds Public Service Co. of New Hampshire Project Series 2006B (NPFGC) A.M.T.
05-01-21	4.750	4,500,000	4,496,310
New Hampshire Health & Education Facilities Authority Revenue Bonds Dartmouth-Hitchcock Series 2009
08-01-38	6.000	5,500,000	5,826,810

Total			19,874,420

New Jersey (1.3%)
New Jersey Economic Development Authority Revenue Bonds MSU Student Housing Project — Provident Series 2010
06-01-31	5.750	3,400,000	3,240,948
New Jersey Economic Development Authority Revenue Bonds United Water, Inc. Series 1996C-RMKT (AMBAC) A.M.T.
11-01-25	4.875	7,000,000	7,027,650
Tobacco Settlement Financing Corp. Prerefunded Asset-Backed Revenue Bonds Series 2002
06-01-37	6.000	12,770,000	13,497,635
University of Medicine & Dentistry of New Jersey Revenue Bonds Series 2002A (AMBAC)
12-01-12	5.250	1,705,000	1,791,870

Total			25,558,103

See accompanying Notes to Portfolio of Investments.

16  RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND — 2011 SEMIANNUAL REPORT

Municipal Bonds (continued)
Issue	Coupon	Principal
Description(f,g)	Rate	Amount	Value(a)

New Mexico (0.5%)
New Mexico Hospital Equipment Loan Council Revenue Bonds Presbyterian Healthcare Services Series 2008A
08-01-32	6.375%	$8,650,000	$9,358,262

New York (7.6%)
Brooklyn Arena Local Development Corp. Revenue Bonds Barclays Center Project Series 2009
07-15-30	6.000	5,000,000	4,943,600
City of New York Prerefunded Unlimited General Obligation Bonds Series 2003J
06-01-28	5.250	6,235,000	6,829,819
City of New York Unlimited General Obligation Bonds Series 2002E (NPFGC)
08-01-15	5.625	2,000,000	2,105,060
Metropolitan Transportation Authority Refunding Revenue Bonds Series 2002A
11-15-32	5.750	5,855,000	6,015,486
Metropolitan Transportation Authority Revenue Bonds Series 2002A (AGM)
11-15-26	5.500	2,000,000	2,075,700
Metropolitan Transportation Authority Revenue Bonds Series 2009B
11-15-34	5.000	1,000,000	1,017,920
New York City Housing Development Corp. Revenue Bonds Capital Funding Program New York City Housing Authority Program Series 2005A (NPFGC/FGIC)
07-01-25	5.000	300,000	311,418
New York City Industrial Development Agency Revenue Bonds Queens Baseball Stadium Pilot Series 2006 (AMBAC)
01-01-24	5.000	3,000,000	2,888,640
New York City Industrial Development Agency Revenue Bonds Terminal One Group Association Project Series 2005 A.M.T.
01-01-21	5.500	6,940,000	7,259,309
01-01-24	5.500	5,500,000	5,638,270
New York City Municipal Water Finance Authority Revenue Bonds Fiscal 2009 Series 2008A
06-15-40	5.750	1,500,000	1,636,575
New York City Transitional Finance Authority Revenue Bonds Future Tax Secured Series 2003D
02-01-31	5.000	4,000,000	4,037,280
New York Mortgage Agency Revenue Bonds Series 2002-101 A.M.T.
04-01-32	5.400	12,325,000	12,324,014
New York Mortgage Agency Revenue Bonds Series 2007-140 A.M.T.
10-01-21	4.600	3,625,000	3,638,050
New York State Dormitory Authority Revenue Bonds Consolidated City University System 2nd General Series 1993A
07-01-18	5.750	5,500,000	6,386,985
New York State Dormitory Authority Revenue Bonds Education Series 2005F
03-15-23	5.000	4,935,000	5,356,251
New York State Dormitory Authority Revenue Bonds New York University Hospital Center Series 2007B
07-01-24	5.250	420,000	429,740
New York State Dormitory Authority Revenue Bonds Orange Regional Medical Center Series 2008
12-01-29	6.125	2,250,000	2,117,812
New York State Dormitory Authority Revenue Bonds State University Educational Facilities Series 1993A
05-15-13	5.500	24,530,000	25,861,243

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND — 2011 SEMIANNUAL REPORT  17

Portfolio of Investments (continued)

Municipal Bonds (continued)
Issue	Coupon	Principal
Description(f,g)	Rate	Amount	Value(a)

New York (cont.)
New York State Environmental Facilities Corp. Revenue Bonds Revolving Funds New York City Municipal Water Project Series 2002B
06-15-31	5.000%	$9,000,000	$9,082,350
New York State Environmental Facilities Corp. Revenue Bonds Revolving Funds New York City Municipal Water Project Series 2002K
06-15-28	5.000	9,000,000	9,242,730
New York State Housing Finance Agency Refunding Revenue Bonds State University Construction Series 1986A Escrowed to Maturity
05-01-13	6.500	3,500,000	3,730,195
New York State Thruway Authority Revenue Bonds Series 2005G (AGM)
01-01-24	5.000	4,000,000	4,232,600
Port Authority of New York & New Jersey Revenue Bonds Consolidated 146th Series 2006 (AGM) A.M.T.
12-01-23	4.500	7,500,000	7,417,350
Port Authority of New York & New Jersey Revenue Bonds JFK International Air Terminal Series 2010
12-01-36	6.000	3,500,000	3,510,535
Tobacco Settlement Financing Corp. Asset-Backed Revenue Bonds Series 2003A-1
06-01-19	5.500	5,000,000	5,332,050
Ulster County Industrial Development Agency Revenue Bonds Series 2007A
09-15-37	6.000	2,000,000	1,524,540
09-15-42	6.000	7,000,000	5,242,020

Total			150,187,542

North Carolina (1.1%)
City of Charlotte Revenue Bonds Water & Sewer Series 2008
07-01-26	5.000	8,450,000	9,261,031
North Carolina Eastern Municipal Power Agency Prerefunded Revenue Bonds Series 1986A Escrowed to Maturity
01-01-17	5.000	3,870,000	4,513,774
North Carolina Eastern Municipal Power Agency Prerefunded Revenue Bonds Series 1988A
01-01-26	6.000	1,940,000	2,548,908
North Carolina Housing Finance Agency Revenue Bonds Series 2006A-26 A.M.T.
01-01-38	5.500	1,945,000	2,033,245
North Carolina Medical Care Commission Revenue Bonds 1st Mortgage Deerfield Series 2008A
11-01-33	6.000	4,060,000	4,015,381

Total			22,372,339

North Dakota (0.1%)
County of Ward Revenue Bonds Trinity Obligated Group Series 2006
07-01-29	5.125	2,650,000	2,487,820

Ohio (1.6%)
Akron University Revenue Bonds Series 2003A (AMBAC)
01-01-22	5.000	1,000,000	1,018,860
Buckeye Tobacco Settlement Financing Authority Asset-Backed Senior Turbo Revenue Bonds Series 2007A-2
06-01-24	5.125	3,750,000	2,845,875
City of Columbus Revenue Bonds Series 2008A
06-01-31	4.750	10,000,000	10,230,100
Cleveland State University Revenue Bonds Series 2003A (NPFGC/FGIC)
06-01-15	5.000	1,000,000	1,056,910
Cleveland State University Revenue Bonds Series 2004 (NPFGC/FGIC)
06-01-24	5.250	500,000	524,040

See accompanying Notes to Portfolio of Investments.

18  RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND — 2011 SEMIANNUAL REPORT

Municipal Bonds (continued)
Issue	Coupon	Principal
Description(f,g)	Rate	Amount	Value(a)

Ohio (cont.)
Franklin County Convention Facilities Authority Refunding Tax & Lease Revenue Anticipation Bonds Series 2007
12-01-25	5.000%	$500,000	$528,430
Miami University Refunding Revenue Bonds Series 2005 (AMBAC)
09-01-23	4.750	500,000	518,650
Ohio Higher Educational Facility Commission Revenue Bonds Case Western Reserve University Project Series 2006 (NPFGC)
12-01-21	5.250	250,000	290,963
Ohio Higher Educational Facility Commission Revenue Bonds University Hospital Health Systems Series 2009A
01-15-39	6.750	7,700,000	7,930,152
Ohio Municipal Electric Generation Agency Refunding Revenue Bonds Joint Venture 5 Series 2004 (AMBAC)
02-15-24	4.750	7,980,000	8,025,965

Total			32,969,945

Oklahoma (0.3%)
Cleveland County Justice Authority Revenue Bonds Detention Facilities Project Series 2009B
03-01-29	5.750	5,685,000	5,929,114

Oregon (0.4%)
Oregon Health & Science University Revenue Bonds Series 2009A
07-01-39	5.750	4,500,000	4,703,670
Port of Portland Prerefunded Revenue Bonds Series 2001 Escrowed to Maturity (FGIC/NPFGC) A.M.T.
07-01-11	5.250	2,500,000	2,508,931
Port of Portland Unrefunded Revenue Bonds Series 2001 (FGIC/NPFGC) A.M.T.
07-01-11	5.250	835,000	838,251

Total			8,050,852

Pennsylvania (1.9%)
Butler County Hospital Authority Revenue Bonds Butler Health Systems Project Series 2009
07-01-39	7.250	7,000,000	7,525,700
Commonwealth of Pennsylvania Unlimited General Obligation Bonds 1st Series 2010A
02-15-19	5.000	8,000,000	9,484,080
Delaware River Port Authority Refunding Revenue Bonds Port District Project Series 2001A (AGM)
01-01-12	5.250	3,130,000	3,218,360
Montgomery County Industrial Development Authority Revenue Bonds Acts Retirement — Life Communities Series 1998
11-15-28	5.250	7,500,000	7,058,550
Northampton County General Purpose Authority Revenue Bonds Saint Luke’s Hospital Project Series 2008A
08-15-28	5.375	4,000,000	3,782,840
Pennsylvania Higher Educational Facilities Authority Revenue Bonds Edinboro University Foundation Series 2010
07-01-43	6.000	2,575,000	2,479,236
Pennsylvania State University Refunding Revenue Bonds Series 2002
08-15-16	5.250	1,000,000	1,192,340
Philadelphia Municipal Authority Revenue Bonds Lease Series 2009
04-01-34	6.500	2,300,000	2,398,509

Total			37,139,615

Puerto Rico (1.0%)(c)
Puerto Rico Electric Power Authority Revenue Bonds Series 2010XX
07-01-40	5.250	8,750,000	8,240,750

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND — 2011 SEMIANNUAL REPORT  19

Portfolio of Investments (continued)

Municipal Bonds (continued)
Issue	Coupon	Principal
Description(f,g)	Rate	Amount	Value(a)

Puerto Rico (cont.)
Puerto Rico Highway & Transportation Authority Revenue Bonds Series 2005K
07-01-20	5.000%	$11,130,000	$11,186,652
Puerto Rico Public Buildings Authority Prerefunded Revenue Bonds Government Facilities Series 2004I
07-01-33	5.250	130,000	147,371

Total			19,574,773

Rhode Island (0.2%)
Rhode Island Student Loan Authority Revenue Bonds Series 2007-2 (AMBAC) A.M.T.
12-01-37	4.850	6,000,000	4,821,900

South Carolina (0.9%)
Charleston Educational Excellence Finance Corp. Revenue Bonds Charleston County School District Series 2005
12-01-30	5.250	5,500,000	5,619,185
City of Myrtle Beach Tax Allocation Bonds Myrtle Beach Air Force Base Series 2006A
10-01-26	5.250	1,935,000	1,487,841
Lexington County Health Services District, Inc. Prerefunded Revenue Bonds Series 2004
05-01-32	5.500	4,685,000	5,337,480
South Carolina Educational Facilities Authority Revenue Bonds Wofford College Project Series 2008
04-01-38	4.750	4,000,000	3,576,320
South Carolina Jobs-Economic Development Authority Revenue Bonds Woodlands at Furman Project Series 2007A
11-15-37	6.000	4,200,000	1,678,740

Total			17,699,566

South Dakota (0.4%)
State of South Dakota Revenue Bonds Series 1993A (AGM)
09-01-17	6.700	7,260,000	8,593,735

Texas (3.0%)
Bexar County Health Facilities Development Corp. Revenue Bonds Army Retirement Residence Project Series 2010
07-01-45	6.200	3,800,000	3,789,056
Capital Area Cultural Education Facilities Finance Corp. Revenue Bonds Roman Catholic Diocese Series 2005B-RMKT
04-01-45	6.125	1,900,000	1,895,763
City of Austin Refunding Revenue Bonds Series 2008A
11-15-35	5.250	8,000,000	8,228,240
Corpus Christi Business & Job Development Corp. Improvement Refunding Revenue Bonds Arena Project Series 2002 (AMBAC)
09-01-25	5.000	3,550,000	3,602,505
Fort Bend Independent School District Unlimited General Obligation Refunding Bonds School Building Series 2008 (Permanent School Fund Guarantee)
08-15-34	4.750	5,600,000	5,681,536
Harris County Health Facilities Development Corp. Refunding Revenue Bonds Memorial Hermann Healthcare System Series 2008B
12-01-35	7.250	8,800,000	9,685,016
Houston Higher Education Finance Corp. Revenue Bonds Cosmos Foundation, Inc. Series 2011A
05-15-41	6.875	1,810,000	1,845,422
Mission Economic Development Corp. Revnue Bonds Dallas Clean Energy McCommas Series 2011 A.M.T.
12-01-24	6.875	7,500,000	7,540,875

See accompanying Notes to Portfolio of Investments.

20  RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND — 2011 SEMIANNUAL REPORT

Municipal Bonds (continued)
Issue	Coupon	Principal
Description(f,g)	Rate	Amount		Value(a)

Texas (cont.)
San Juan Higher Education Finance Authority Revenue Bonds Idea Public Schools Series 2010A
08-15-40	6.700%	$2,700,000		$2,702,214
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds Air Force Village Obligation Group Series 2007
05-15-27	5.125	2,000,000		1,812,300
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds Stayton at Museum Way Series 2009A
11-15-44	8.250	12,000,000		11,878,080
Travis County Health Facilities Development Corp. Revenue Bonds Querencia Barton Creek Project Series 2005
11-15-25	5.500	1,000,000		870,690

Total				59,531,697

Utah (0.2%)
City of Eagle Mountain Special Assessment Bonds Special Improvement District No. 2000-1 Series 2006
02-01-21	8.250	2,336,000		2,347,049
Utah Housing Corp. Revenue Bonds Series 2003A-1 A.M.T.
07-01-24	5.125	1,160,000		1,181,425

Total				3,528,474

Virgin Islands (0.2%)
Virgin Islands Public Finance Authority Revenue Bonds Senior Secured Hovensa Coker Project Series 2002 A.M.T.
07-01-21	6.500	5,000,000		4,898,200

Virginia (0.9%)
City of Hampton Revenue Bonds Series 2002 (AMBAC)
01-15-28	5.125	5,350,000		5,407,299
Tobacco Settlement Financing Corp. Asset-Backed Revenue Bonds Series 2005
06-01-26	5.500	5,200,000		5,777,928
Tobacco Settlement Financing Corp. Prerefunded Asset-Backed Revenue Bonds Series 2005
06-01-37	5.625	5,500,000		6,435,989

Total				17,621,216

Washington (5.3%)
Energy Northwest Revenue Bonds Linked Pars & Inflos Series 1993 Escrowed to Maturity (AGM)
07-01-11	5.750	4,200,000	(h)	4,220,149
NJB Properties Revenue Bonds King County Washington Project Series 2006A
12-01-25	5.000	6,445,000		6,767,186
12-01-26	5.000	7,290,000		7,617,466
Ocean Shores Local Improvement District Special Assessment Bonds B.A.N. No. 2007-1 Series 2008 Escrowed to Maturity
08-01-11	5.000	7,270,000		7,327,578
Skagit County Public Hospital District No. 1 Revenue Bonds Skagit Valley Hospital Series 2005
12-01-30	5.500	1,235,000		1,180,969
Skagit County Public Hospital District No. 1 Revenue Bonds Skagit Valley Hospital Series 2007
12-01-28	5.750	1,500,000		1,488,570
12-01-32	5.750	2,000,000		1,933,020
Snohomish County Public Utility District No. 1 Refunding Revenue Bonds Generation System Series 1986A Escrowed to Maturity
01-01-20	5.000	17,750,000		21,219,060
Spokane Public Facilities District Revenue Bonds Series 2003 (NPFGC)
12-01-28	5.750	3,195,000		3,288,454

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND — 2011 SEMIANNUAL REPORT  21

Portfolio of Investments (continued)

Municipal Bonds (continued)
Issue	Coupon	Principal
Description(f,g)	Rate	Amount		Value(a)

Washington (cont.)
State of Washington Unlimited General Obligation Bonds Various Purpose Series 2008A
07-01-27	5.000%	$9,730,000		$10,455,080
State of Washington Unlimited General Obligation Refunding Bonds Motor Vehicle Fuel Series 2010
07-01-19	5.000	10,000,000		11,840,200
Washington Health Care Facilities Authority Revenue Bonds Swedish Health Services Series 2009A
11-15-33	6.500	11,800,000		12,263,975
Washington Higher Education Facilities Authority Refunding Revenue Bonds Whitworth University Project Series 2009
10-01-40	5.625	3,635,000		3,555,539
Washington State Housing Finance Commission Revenue Bonds Skyline At First Hill Project Series 2007A
01-01-27	5.625	2,500,000		1,674,525
01-01-38	5.625	18,950,000		11,369,053

Total				106,200,824

West Virginia (0.1%)
West Virginia Economic Development Authority Refunding Revenue Bonds Appalachian Power Amos Series 2010A
12-01-38	5.375	3,050,000		2,970,975

Wisconsin (4.9%)
Badger Tobacco Asset Securitization Corp. Asset-Backed Revenue Bonds Series 2002
06-01-27	6.125	5,090,000		5,266,928
State of Wisconsin Revenue Bonds Series 2009A
05-01-33	5.750	12,000,000		12,980,880
Wisconsin Health & Educational Facilities Authority Refunding Revenue Bonds Wheaton Healthcare Series 2006B
08-15-24	5.125	15,910,000		15,122,932
08-15-25	5.125	15,500,000		14,421,665
Wisconsin Health & Educational Facilities Authority Revenue Bonds Aurora Health Care, Inc. Series 2010A
04-15-39	5.625	4,725,000		4,617,412
Wisconsin Health & Educational Facilities Authority Revenue Bonds Medical College of Wisconsin Series 2008A
12-01-35	5.250	14,400,000		13,937,472
Wisconsin Health & Educational Facilities Authority Revenue Bonds ProHealth Care, Inc. Obligation Group Series 2009
02-15-39	6.625	18,425,000		19,438,559
Wisconsin Health & Educational Facilities Authority Revenue Bonds Riverview Hospital Association Series 2008
04-01-33	5.750	6,000,000		6,029,700
04-01-38	5.750	4,000,000		3,988,800
Wisconsin Health & Educational Facilities Authority Revenue Bonds St. John’s Community, Inc. Series 2009A
09-15-29	7.250	1,000,000		1,002,440
09-15-39	7.625	1,000,000		1,004,510

Total				97,811,298

Total Municipal Bonds
(Cost: $1,830,359,764)				$1,886,191,066

Municipal Bonds Held in Trust (1.7%)
Issue	Coupon	Principal
Description(f,g,k)	Rate	Amount		Value(a)

Arkansas (0.1%)
Arkansas Development Finance Authority Revenue Bonds Mortgage-Backed Securities Program Series 2001I (GNMA/FNMA) A.M.T.
07-01-33	5.300%	$1,095,000	(d)	$1,095,046

See accompanying Notes to Portfolio of Investments.

22  RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND — 2011 SEMIANNUAL REPORT

Municipal Bonds
Held in Trust (continued)
Issue	Coupon	Principal
Description(f,g,k)	Rate	Amount		Value(a)

Massachusetts (0.8%)
Massachusetts State Health & Educational Facilities Authority Revenue Bonds Harvard University Series 2009A
11-15-36	5.500%	$16,000,000	(d)	$17,479,840

North Carolina (0.3%)
North Carolina Housing Finance Agency Revenue Bonds Home Ownership Series 2002A-13 A.M.T.
01-01-34	5.350	5,640,000	(d)	5,639,497

Texas (0.5%)
Texas State Department of Housing & Community Affairs Revenue Bonds Mortgage Series 2002A (NPFGC) A.M.T.
03-01-34	5.550	5,315,000	(d)	5,321,134
Texas State Department of Housing & Community Affairs Revenue Bonds Mortgage Series 2002B (NPFGC) A.M.T.
09-01-33	5.550	4,700,000	(d)	4,706,993

Total				10,028,127

Total Municipal Bonds Held in Trust
(Cost: $33,964,330)				$34,242,510

Municipal Notes (3.9%)
		Amount
Issue	Effective	Payable at
Description(f,g,i)	Yield	Maturity		Value(a)

Colorado (0.3%)
Colorado Educational & Cultural Facilities Authority Revenue Bonds UJA Federation of Northern New Jersey V.R.D.N. Series 2007 (JP Morgan Chase Bank)
05-01-37	0.130%	$1,180,000		$1,180,000
County of Pitkin Revenue Bonds Aspen Skiing Company Project V.R.D.N. Series 1994B A.M.T. (JP Morgan Chase Bank)
04-01-14	0.140	5,000,000		5,000,000

Total				6,180,000

Florida (0.5%)
Jacksonville Health Facilities Authority Revenue Bonds Southern Baptist Hospital V.R.D.N. Series 2003C (Wells Fargo Bank)
08-15-33	0.140	9,000,000		9,000,000

Illinois (0.9%)
Chicago Board of Education Unlimited General Obligation Bonds V.R.D.N. Series 2009B (U.S. Bank)
03-01-31	0.130	5,000,000		5,000,000
City of Chicago Unlimited General Obligation Bonds V.R.D.N. Series 2003B-3 (JP Morgan Chase Bank)
01-01-34	0.130	13,000,000		13,000,000

Total				18,000,000

Iowa (—%)
Iowa Higher Education Loan Authority Revenue Bonds Des Moines University Osteopath V.R.D.N. Series 2003 (U.S. Bank)
10-01-33	0.130	700,000		700,000

Kentucky (0.2%)
County of Shelby Revenue Bonds V.R.D.N. Series 2004A (U.S. Bank)
09-01-34	0.110	1,500,000		1,500,000
Lexington-Fayette Urban County Airport Board Refunding Revenue Bonds V.R.D.N. Series 2009 (JP Morgan Chase Bank)
07-01-38	0.110	2,500,000		2,500,000

Total				4,000,000

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND — 2011 SEMIANNUAL REPORT  23

Portfolio of Investments (continued)

Municipal Notes (continued)
		Amount
Issue	Effective	Payable at
Description(f,g,i)	Yield	Maturity	Value(a)

Minnesota (0.4%)
Minneapolis & St. Paul Housing & Redevelopment Authority Revenue Bonds Allina Health Systems V.R.D.N. Series 2009B-2 (JP Morgan Chase Bank)
11-15-35	0.110%	$1,050,000	$1,050,000
Minnesota Higher Education Facilities Authority Revenue Bonds St. Olaf College V.R.D.N. 5th Series 2002M2 (Harris)
10-01-20	0.140	6,200,000	6,200,000

Total			7,250,000

Missouri (0.1%)
Missouri Development Finance Board Revenue Bonds St. Louis Convention Center V.R.D.N. Series 2000C (U.S. Bank)
12-01-20	0.130	1,000,000	1,000,000
Missouri State Health & Educational Facilities Authority Revenue Bonds Bethesda Health Group, Inc. V.R.D.N. Series 2009 (U.S. Bank)
08-01-41	0.130	600,000	600,000

Total			1,600,000

New Hampshire (0.2%)
New Hampshire Business Finance Authority Revenue Bonds Littleton Regional Hospital V.R.D.N. Series 2007 (TD Banknorth)
10-01-42	0.160	3,500,000	3,500,000

Texas (0.4%)
Lubbock Health Facilities Development Corp. Revenue Bonds St. Joseph Health System V.R.D.N. Series 2008B (Wachovia Bank)
07-01-23	0.110	9,000,000	9,000,000

Vermont (0.1%)
Vermont Educational & Health Buildings Financing Agency Revenue Bonds North Country Hospital & Health V.R.D.N. Series 2007A (TD Banknorth)
10-01-34	0.140	1,300,000	1,300,000
Vermont Educational & Health Buildings Financing Agency Revenue Bonds Northeastern Vermont Regional Hospital V.R.D.N. Series 2004 (Banknorth)
10-01-29	0.140	500,000	500,000

Total			1,800,000

Wisconsin (0.3%)
Wisconsin Health & Educational Facilities Authority Revenue Bonds Fort Healthcare, Inc. V.R.D.N. Series 2007 (JP Morgan Chase Bank)
05-01-37	0.150	3,800,000	3,800,000
Wisconsin Health & Educational Facilities Authority Revenue Bonds Meriter Hospital, Inc. V.R.D.N. Series 2002 (JP Morgan Chase & Co.)
12-01-32	0.150	2,500,000	2,500,000

Total			6,300,000

Wyoming (0.5%)
County of Sweetwater Revenue Bonds Pacificorp V.R.D.N. Series 1995 A.M.T. (Barclays Bank PLC)
11-01-25	0.140	10,000,000	10,000,000

Total Municipal Notes
(Cost: $77,330,000)			$77,330,000

Money Market Fund (—%)
	Shares		Value(a)

JPMorgan Tax-Free Money Market Fund, 0.000%	215,233	(l)	$215,233

Total Money Market Fund
(Cost: $215,233)			$215,233

Total Investments in Securities
(Cost: $1,941,869,327)(m)			$1,997,978,809

See accompanying Notes to Portfolio of Investments.

24  RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND — 2011 SEMIANNUAL REPORT

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements.

(b)	Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c)	The Fund may invest in debt obligations issued by or on behalf of territories and possessions of the United States and sovereign nations within the borders of the United States. These securities amounted to 1.11% of net assets at May 31, 2011.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2011, the value of these securities amounted to $44,083,123 or 2.20% of net assets.

(e)	For zero coupons, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(f)	The following abbreviations may be used in the portfolio security descriptions to identify the insurer and/or guarantor of the issue:

ACA	— ACA Financial Guaranty Corporation
AGCP	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal Corporation
AMBAC	— Ambac Assurance Corporation
BHAC	— Berkshire Hathaway Assurance Corporation
BIG	— Bond Investors Guarantee
BNY	— Bank of New York
CGIC	— Capital Guaranty Insurance Company
CIFG	— IXIS Financial Guaranty
FGIC	— Financial Guaranty Insurance Company
FHA	— Federal Housing Authority
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
MGIC	— Mortgage Guaranty Insurance Corporation
NPFGC	— National Public Finance Guarantee Corporation
TCRS	— Transferable Custodial Receipts
XLCA	— XL Capital Assurance

RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND — 2011 SEMIANNUAL REPORT  25

Portfolio of Investments (continued)

Notes to Portfolio of Investments (continued)

(g)	The following abbreviations may be used in the portfolio descriptions:

A.M.T.	— Alternative Minimum Tax — At May 31, 2011, the value of securities subject to alternative minimum tax represented 8.16% of net assets.
B.A.N.	— Bond Anticipation Note
C.P.	— Commercial Paper
R.A.N.	— Revenue Anticipation Note
T.A.N.	— Tax Anticipation Note
T.R.A.N.	— Tax & Revenue Anticipation Note
V.R.	— Variable Rate
V.R.D.B.	— Variable Rate Demand Bond
V.R.D.N.	— Variable Rate Demand Note

(h)	This security may be separated into floating and inverse floating rate securities which may be traded separately. Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates.

(i)	The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on May 31, 2011.

(j)	Identifies issues considered to be illiquid as to their marketability (see Note 2 to the financial statements). The aggregate value of such securities at May 31, 2011 was $2,656,590, representing 0.13% of net assets. Information concerning such security holdings at May 31, 2011 was as follows:

	Acquisition
Security	Dates	Cost
Illinois Finance Authority Revenue Bonds Sedgebrook, Inc. Facility Series 2007A 5.500% 2011	08-17-07	$747,460
Seminole Indian Tribe of Florida Revenue Bonds Series 2007A 5.250% 2027	09-27-07	2,957,725

(k)	Municipal Bonds Held in Trust — See Note 2 to the financial statements.

(l)	The rate shown is the seven-day current annualized yield at May 31, 2011.

(m)	At May 31, 2011, the cost of securities for federal income tax purposes was approximately $1,919,754,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$97,424,000
Unrealized depreciation	(41,314,000)

Net unrealized appreciation	$56,110,000

26  RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND — 2011 SEMIANNUAL REPORT

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may

RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND — 2011 SEMIANNUAL REPORT  27

Portfolio of Investments (continued)

Fair Value Measurements (continued)

include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of May 31, 2011:

	Fair Value at May 31, 2011
	Level 1	Level 2
	Quoted Prices	Other	Level 3
	in Active	Significant	Significant
	Markets for	Observable	Unobservable
Description(a)	Identical Assets	Inputs(b)	Inputs	Total
Bonds
Municipal Bonds	$—	$1,886,191,066	$—	$1,886,191,066
Municipal Bonds Held in Trust	—	34,242,510	—	34,242,510

Total Bonds	—	1,920,433,576	—	1,920,433,576

Other
Municipal Notes	—	77,330,000	—	77,330,000
Unaffiliated Money Market Fund(c)	215,233	—	—	215,233

Total Other	215,233	77,330,000	—	77,545,233

Total	$215,233	$1,997,763,576	$—	$1,997,978,809

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at May 31, 2011.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

28  RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND — 2011 SEMIANNUAL REPORT

Statement of Assets and Liabilities
May 31, 2011 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (identified cost $1,941,654,094)	$1,997,763,576
Money market fund (identified cost $215,233)	215,233

Total investments in securities (identified cost $1,941,869,327)	1,997,978,809
Capital shares receivable	6,374,242
Accrued interest receivable	29,346,350
Receivable for investment securities sold	2,432,544

Total assets	2,036,131,945

Liabilities
Dividends payable to shareholders	8,470,144
Capital shares payable	1,298,947
Short-term floating rate notes outstanding	22,115,000
Accrued investment management services fees	100,294
Accrued distribution fees	57,672
Accrued transfer agency fees	97,017
Accrued administrative services fees	13,976
Other accrued expenses	183,747

Total liabilities	32,336,797

Net assets applicable to outstanding capital stock	$2,003,795,148

Represented by
Capital stock — $.01 par value	$4,811,845
Additional paid-in capital	2,030,552,406
Undistributed net investment income	3,291,376
Accumulated net realized gain (loss)	(90,969,961)
Unrealized appreciation (depreciation) on investments	56,109,482

Total — representing net assets applicable to outstanding capital stock	$2,003,795,148

Net asset value per share
	Net assets	Shares outstanding	Net asset value per share
Class A	$1,968,843,202	472,789,586	$4.16	(1)
Class B	$17,664,628	4,245,697	$4.16
Class C	$17,287,318	4,149,167	$4.17

(1)	The maximum offering price per share for Class A is $4.37. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND — 2011 SEMIANNUAL REPORT  29

Statement of Operations
Six months ended May 31, 2011 (Unaudited)

Investment income
Income:
Interest	$55,696,885
Income distributions from money market fund	692

Total income	55,697,577

Expenses:
Investment management services fees	4,607,399
Distribution fees
Class A	2,476,570
Class B	90,411
Class C	84,775
Transfer agency fees
Class A	491,613
Class B	4,905
Class C	4,347
Administrative services fees	642,285
Interest and fee expense	154,704
Compensation of board members	20,252
Custodian fees	12,000
Printing and postage	11,500
Registration fees	37,625
Professional fees	16,061
Other	242,311

Total expenses	8,896,758
Expenses waived/reimbursed by the Investment Manager and its affiliates	(675,960)

Total net expenses	8,220,798

Investment income (loss) — net	47,476,779

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Security transactions	(4,030,008)
Futures contracts	(270,450)

Net realized gain (loss) on investments	(4,300,458)
Net change in unrealized appreciation (depreciation) on investments	(26,143,399)

Net gain (loss) on investments	(30,443,857)

Net increase (decrease) in net assets resulting from operations	$17,032,922

The accompanying Notes to Financial Statements are an integral part of this statement.

30  RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND — 2011 SEMIANNUAL REPORT

Statement of Changes in Net Assets

	Six months ended	Year ended
	May 31, 2011	Nov. 30, 2010
	(Unaudited)
Operations and distributions
Investment income (loss) — net	$47,476,779	$102,583,649
Net realized gain (loss) on investments	(4,300,458)	9,144,431
Net change in unrealized appreciation (depreciation) on investments	(26,143,399)	7,287,805

Net increase (decrease) in net assets resulting from operations	17,032,922	119,015,885

Distributions to shareholders from:
Net investment income
Class A	(47,399,041)	(100,654,187)
Class B	(364,617)	(1,182,214)
Class C	(342,291)	(639,368)

Total distributions	(48,105,949)	(102,475,769)

Capital share transactions
Proceeds from sales
Class A shares	29,315,887	77,392,389
Class B shares	35,108	954,789
Class C shares	2,419,004	5,303,008
Reinvestment of distributions at net asset value
Class A shares	35,939,792	72,702,936
Class B shares	311,112	964,321
Class C shares	316,712	554,469
Conversions from Class B to Class A
Class A shares	—	14,543,976
Class B shares	—	(14,543,976)
Payments for redemptions
Class A shares	(207,581,343)	(272,754,466)
Class B shares	(2,285,003)	(5,268,425)
Class C shares	(3,382,062)	(2,865,746)

Increase (decrease) in net assets from capital share transactions	(144,910,793)	(123,016,725)

Total increase (decrease) in net assets	(175,983,820)	(106,476,609)
Net assets at beginning of period	2,179,778,968	2,286,255,577

Net assets at end of period	$2,003,795,148	$2,179,778,968

Undistributed net investment income	$3,291,376	$3,920,546

The accompanying Notes to Financial Statements are an integral part of this statement.

RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND — 2011 SEMIANNUAL REPORT  31

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For the periods ended 2007 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months
	ended May 31,
	2011		Year ended Nov. 30,
	(Unaudited)		2010	2009	2008		2007	2006
Class A
Per share data
Net asset value, beginning of period	$4.22		$4.19	$3.72	$4.30		$4.44	$4.39

Income from investment operations:
Net investment income (loss)	.10		.19	.18	.18		.18	.17
Net gains (losses) (both realized and unrealized)	(.06)		.03	.47	(.58)		(.14)	.08

Total from investment operations	.04		.22	.65	(.40)		.04	.25

Less distributions:
Dividends from net investment income	(.10)		(.19)	(.18)	(.18)		(.18)	(.17)
Distributions from realized gains	—		—	—	(.00	)(a)	—	(.03)

Total distributions	(.10)		(.19)	(.18)	(.18)		(.18)	(.20)

Net asset value, end of period	$4.16		$4.22	$4.19	$3.72		$4.30	$4.44

Total return	.96%		5.39%	17.85%	(9.59%	)	.83%	5.81%

Ratios to average net assets(b)
Gross expenses prior to expense waiver/reimbursement (including interest and fee expense)(c)	.87%	(d)	.86%	.85%	.99%		1.13%	1.09%

Net expenses after expense waiver/reimbursement (including interest and fee expense)(c),(e)	.80%	(d)	.79%	.77%	.94%		1.09%	1.05%

Gross expenses prior to expense waiver/reimbursement (excluding interest and fee expense)	.86%	(d)	.84%	.84%	.84%		.83%	.83%

Net expenses after expense waiver/reimbursement (excluding interest and fee expense)(e)	.79%	(d)	.77%	.76%	.79%		.79%	.79%

Net investment income (loss)	4.72%	(d)	4.55%	4.56%	4.33%		4.05%	3.93%

Supplemental data
Net assets, end of period (in millions)	$1,969		$2,142	$2,234	$2,135		$2,582	$3,042

Portfolio turnover rate	6%		13%	30%	37%		47%	30%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

32  RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND — 2011 SEMIANNUAL REPORT

	Six months
	ended May 31,
	2011		Year ended Nov. 30,
	(Unaudited)		2010	2009	2008		2007	2006
Class B
Per share data
Net asset value, beginning of period	$4.21		$4.19	$3.71	$4.30		$4.44	$4.39

Income from investment operations:
Net investment income (loss)	.08		.16	.15	.15		.14	.14
Net gains (losses) (both realized and unrealized)	(.04)		.02	.48	(.59)		(.14)	.07

Total from investment operations	.04		.18	.63	(.44)		—	.21

Less distributions:
Dividends from net investment income	(.09)		(.16)	(.15)	(.15)		(.14)	(.13)
Distributions from realized gains	—		—	—	(.00	)(a)	—	(.03)

Total distributions	(.09)		(.16)	(.15)	(.15)		(.14)	(.16)

Net asset value, end of period	$4.16		$4.21	$4.19	$3.71		$4.30	$4.44

Total return	.82%		4.34%	17.28%	(10.51%	)	.07%	5.01%

Ratios to average net assets(b)
Gross expenses prior to expense waiver/reimbursement (including interest and fee expense)(c)	1.62%	(d)	1.61%	1.60%	1.74%		1.88%	1.85%

Net expenses after expense waiver/reimbursement (including interest and fee expense)(c),(e)	1.55%	(d)	1.54%	1.53%	1.69%		1.84%	1.81%

Gross expenses prior to expense waiver/reimbursement (excluding interest and fee expense)	1.61%	(d)	1.59%	1.59%	1.59%		1.58%	1.59%

Net expenses after expense waiver/reimbursement (excluding interest and fee expense)(e)	1.54%	(d)	1.52%	1.52%	1.54%		1.54%	1.55%

Net investment income (loss)	3.97%	(d)	3.78%	3.80%	3.57%		3.26%	3.15%

Supplemental data
Net assets, end of period (in millions)	$18		$20	$37	$54		$80	$127

Portfolio turnover rate	6%		13%	30%	37%		47%	30%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND — 2011 SEMIANNUAL REPORT  33

Financial Highlights (continued)

	Six months
	ended May 31,
	2011		Year ended Nov. 30,
	(Unaudited)		2010	2009	2008		2007	2006
Class C
Per share data
Net asset value, beginning of period	$4.22		$4.19	$3.72	$4.31		$4.45	$4.39

Income from investment operations:
Net investment income (loss)	.08		.16	.15	.15		.14	.14
Net gains (losses) (both realized and unrealized)	(.04)		.03	.47	(.59)		(.14)	.08

Total from investment operations	.04		.19	.62	(.44)		—	.22

Less distributions:
Dividends from net investment income	(.09)		(.16)	(.15)	(.15)		(.14)	(.13)
Distributions from realized gains	—		—	—	(.00	)(a)	—	(.03)

Total distributions	(.09)		(.16)	(.15)	(.15)		(.14)	(.16)

Net asset value, end of period	$4.17		$4.22	$4.19	$3.72		$4.31	$4.45

Total return	.82%		4.60%	16.98%	(10.48%	)	.08%	5.25%

Ratios to average net assets(b)
Gross expenses prior to expense waiver/reimbursement (including interest and fee expense)(c)	1.62%	(d)	1.61%	1.60%	1.74%		1.88%	1.85%

Net expenses after expense waiver/reimbursement (including interest and fee expense)(c),(e)	1.55%	(d)	1.54%	1.52%	1.69%		1.84%	1.81%

Gross expenses prior to expense waiver/reimbursement (excluding interest and fee expense)	1.61%	(d)	1.59%	1.59%	1.59%		1.58%	1.59%

Net expenses after expense waiver/reimbursement (excluding interest and fee expense)(e)	1.54%	(d)	1.52%	1.51%	1.54%		1.54%	1.55%

Net investment income (loss)	3.97%	(d)	3.80%	3.81%	3.56%		3.29%	3.16%

Supplemental data
Net assets, end of period (in millions)	$17		$18	$15	$12		$13	$18

Portfolio turnover rate	6%		13%	30%	37%		47%	30%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

34  RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND — 2011 SEMIANNUAL REPORT

Notes to Financial Highlights

(a)	Rounds to less than $0.01 per share.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Ratios include interest and fee expense related to the Fund’s participation in certain inverse floater programs, if any. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund’s net assets, net asset value per share, total return or net investment income.
(d)	Annualized.
(e)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds and any reorganization costs allocated to the Fund).

The accompanying Notes to Financial Statements are an integral part of this statement.

RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND — 2011 SEMIANNUAL REPORT  35

Notes to Financial Statements
May 31, 2011 (Unaudited)

1.	ORGANIZATION

RiverSource Tax-Exempt High Income Fund (the Fund) is a series of RiverSource Tax-Exempt Income Series, Inc. (the Corporation) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Corporation has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Corporation’s Board of Directors (the Board).

The Fund offers Class A, Class B and Class C shares.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of estimates
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

36  RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND — 2011 SEMIANNUAL REPORT

Valuation of securities
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. The policy adopted by the Board generally contemplates the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

Illiquid securities
At May 31, 2011, investments in securities included issues that are illiquid which the Fund currently limits to 15% of net assets, at market value, at the time of purchase. The aggregate value of such securities at May 31, 2011 was $2,656,590 representing 0.13% of net assets. Certain illiquid securities may be valued, in good faith, by management at fair value according to procedures approved by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

Securities purchased on a forward-commitment basis
Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-

RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND — 2011 SEMIANNUAL REPORT  37

Notes to Financial Statements (continued)

commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund’s net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. At May 31, 2011, the Fund had no outstanding forward-commitments.

Inverse floater program transactions
The Fund may enter into transactions in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The trusts fund the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (i) to cause the holders of the short-term floating rate notes to tender their notes at par, and (ii) to transfer the municipal bonds from the trusts to the Fund, thereby collapsing the trusts. The municipal bonds transferred to the trusts, if any, remain in the Fund’s investments in securities and the related short-term floating rate notes are reflected as Fund liabilities under the caption “Short-term floating rate notes outstanding” in the Statement of Assets and Liabilities. The notes issued by the trusts have interest rates that are multi-modal, which means that they can be reset to a new or different mode at the reset date (e.g., mode can be daily, weekly, monthly, or a fixed specific date) at the discretion of the holder of the inverse floating rate security. The floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. The income received by the inverse floating rate security holder varies inversely with the short-term rate paid to the floating rate note holders, and in most circumstances the inverse floating rate security holder bears substantially all of the underlying bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond’s value. The inverse floating rate security holder will be subject to greater interest rate risk than if they were to hold the underlying bond because the interest rate is dependent on both the fixed coupon rate of the underlying bond and the short-term interest rate paid on the floating rate notes. The inverse floating rate security holder is also subject to the credit risk, liquidity risk and market risk associated with the underlying bond. The bonds held by the trusts serve as collateral for the short-term floating rate notes outstanding. Contractual maturities and interest rates of the municipal bonds held in trusts, if any, at May 31, 2011, are presented in the Portfolio of Investments. Interest and fee expense related to the short-term floating rate notes, which is accrued daily, is presented in the Statement of Operations and corresponds to an equal increase in interest income from the fixed rate municipal

38  RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND — 2011 SEMIANNUAL REPORT

bonds held in trust. For the six months ended May 31, 2011, the average value of short-term floating rate notes outstanding was $36,139,588 and the average interest rate and fees related to these short-term floating rate notes was 0.86%.

Guarantees and indemnifications
Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Federal taxes
The Fund’s policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) and tax-exempt ordinary income to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

Dividends to shareholders
Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are normally distributed along with the last income dividend of the calendar year.

Other
Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3.	DERIVATIVE INSTRUMENTS

The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to

RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND — 2011 SEMIANNUAL REPORT  39

Notes to Financial Statements (continued)

reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the contract between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Futures contracts
Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings and manage exposure to movements in interest rates. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

40  RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND — 2011 SEMIANNUAL REPORT

Effects of derivative transactions on the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Fair values of derivative instruments at May 31, 2011
At May 31, 2011, the Fund had no outstanding derivatives.

Effect of derivative instruments in the Statement of Operations for the six months ended May 31, 2011

Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures
Interest rate contracts	$(270,450)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures
Interest rate contracts	$—

Volume of derivative instruments for the six months ended May 31, 2011

Contracts
opened
Futures contracts	178

4.	EXPENSES AND SALES CHARGES

Investment management services fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.47% to 0.30% as the Fund’s net assets increase. The management fee for the six months ended May 31, 2011 was 0.46% of the Fund’s average daily net assets.

Administrative services fees
Under an Administrative Services Agreement, Columbia Management Investment Advisers, LLC serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services

RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND — 2011 SEMIANNUAL REPORT  41

Notes to Financial Statements (continued)

equal to a percentage of the Fund’s average daily net assets that declines from 0.07% to 0.04% as the Fund’s net assets increase. The fee for the six months ended May 31, 2011 was 0.06% of the Fund’s average daily net assets. Prior to Jan. 1, 2011, Ameriprise Financial, Inc. served as the Fund Administrator.

Other fees
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended May 31, 2011, other expenses paid to this company were $2,398.

Compensation of board members
Under a Deferred Compensation Plan (the Plan), the board members who are not “interested persons” of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer agency fees
Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (the Transfer Agent) is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund subject to an annual limitation (that varies by class) that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses.

42  RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND — 2011 SEMIANNUAL REPORT

For the six months ended May 31, 2011, the Fund’s effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.05%
Class B	0.05
Class C	0.05

Distribution fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund paid a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $762,000 and $191,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of Jan. 31, 2011, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales charges
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $465,493 for Class A, $3,549 for Class B and $2,279 for Class C for the six months ended May 31, 2011.

Expenses waived/reimbursed by the Investment Manager and its affiliates
Effective Feb. 1, 2011, the Investment Manager and its affiliates have contractually agreed to waive certain fees and reimburse certain expenses until Jan. 31, 2012, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding interest and fee expenses related to the Fund’s participation in certain inverse floater programs, fees and expenses of acquired funds and any reorganization costs allocated to the Fund), will not exceed the following percentage of the class’ average daily net assets:

Class A	0.76%
Class B	1.51
Class C	1.51

Prior to Feb. 1, 2011, the Investment Manager and its affiliates contractually agreed to waive certain fees and reimburse certain expenses, such that net expenses (excluding interest and fee expenses related to the Fund’s participation

RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND — 2011 SEMIANNUAL REPORT  43

Notes to Financial Statements (continued)

in certain inverse floater programs, fees and expenses of acquired funds and any reorganization costs allocated to the Fund), would not exceed the following percentage of the class’ average daily net assets:

Class A	0.77%
Class B	1.53
Class C	1.52

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

5.	SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $109,214,983 and $310,661,633, respectively, for the six months ended May 31, 2011. Realized gains and losses are determined on an identified cost basis.

6.	CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated were as follows:

	Six months ended	Year ended
	May 31, 2011	Nov. 30, 2010
Class A
Sold	7,171,885	18,122,790
Converted from Class B(a)	—	3,398,095
Reinvested distributions	8,821,971	17,032,978
Redeemed	(51,040,696)	(63,920,122)

Net increase (decrease)	(35,046,840)	(25,366,259)

Class B
Sold	8,504	224,343
Reinvested distributions	76,429	226,408
Converted to Class A(a)	—	(3,398,095)
Redeemed	(563,958)	(1,238,356)

Net increase (decrease)	(479,025)	(4,185,700)

44  RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND — 2011 SEMIANNUAL REPORT

	Six months ended	Year ended
	May 31, 2011	Nov. 30, 2010
Class C
Sold	595,696	1,241,934
Reinvested distributions	77,589	129,797
Redeemed	(834,680)	(672,442)

Net increase (decrease)	(161,395)	699,289

(a)	Automatic conversion of Class B shares to Class A shares based on the original purchase date.

7.	BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $300 million. Pursuant to a March 28, 2011 amendment to the credit facility agreement, the collective borrowing amount will be increased in two stages during the third quarter of 2011 to a final collective borrowing amount of $500 million. Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Prior to March 28, 2011, the credit facility agreement, which was a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permitted collective borrowings up to $300 million. The borrowers had the right, upon written notice to the Administrative Agent, to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility could at no time exceed $500 million. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum. The Fund had no borrowings during the six months ended May 31, 2011.

RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND — 2011 SEMIANNUAL REPORT  45

Notes to Financial Statements (continued)

8.	FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of futures contracts, recognition of unrealized appreciation (depreciation) for certain derivative investments and market discount. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

For federal income tax purposes, the Fund had a capital loss carry-over of $71,108,443 at Nov. 30, 2010, that if not offset by capital gains will expire as follows:

2016	2017

$13,239,272	$57,869,171

For the year ended Nov. 30, 2010, $17,711,666 of capital loss carry-over was utilized. It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

9.	SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund’s financial statements, other than as noted below.

In August 2010, the Board of Directors of the Fund approved a proposal to merge the Fund with and into Columbia Tax-Exempt Fund. The proposal was approved at a meeting of shareholders held on Feb. 15, 2011 and the merger of the Fund occurred after the close of business on June 3, 2011.

10.	INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded

46  RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND — 2011 SEMIANNUAL REPORT

as Columbia or RiverSource) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’ opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in

RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND — 2011 SEMIANNUAL REPORT  47

Notes to Financial Statements (continued)

developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

48  RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND — 2011 SEMIANNUAL REPORT

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

Approval of Investment Management Services
Agreement

Columbia Management Investment Advisers, LLC (“Columbia Management” or the “investment manager”), a wholly-owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”), serves as the investment manager to RiverSource Tax-Exempt High Income Fund (the “Fund”). Under an investment management services agreement (the “IMS Agreement”), Columbia Management provides investment advice and other services to the Fund and all funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the “Funds”).

On an annual basis, the Fund’s Board of Directors (the “Board”), including the independent Board members (the “Independent Directors”), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2011, including reports based on analyses of data provided by independent organizations and a comprehensive response to each item of information requested by independent legal counsel to the Independent Directors (“Independent Legal Counsel”) in a letter to the investment manager, to assist the Board in making this determination. All of the materials presented in March and April were first supplied in draft form to designated representatives of the Independent Directors, i.e., Independent Legal Counsel, the Board’s Chair and the Chair of the Contracts Committee (including materials relating to the Fund’s expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, as

RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND — 2011 SEMIANNUAL REPORT  49

Approval of Investment Management Services
Agreement (continued)

well as its Investment Review Committee and Compliance Committee in determining whether to continue the IMS Agreement.

In August 2010, the Board approved a proposal to merge the Fund with and into Columbia Tax-Exempt Fund (the “Merger”). However, since the Merger was not expected to close until after the termination date of the Fund’s current IMS Agreement, the Board, at its April 12-14, 2011 in-person Board meeting (the “April Meeting”), considered the renewal of the IMS Agreement for at least an interim period that would end upon the closing of the Merger. Thus, at the April Meeting, Independent Legal Counsel reviewed with the Independent Directors various factors relevant to the Board’s consideration of the IMS Agreement and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management:  The Independent Directors analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Directors specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to, the Fund’s operations, most notably, the close of the acquisition by Ameriprise Financial of the long-term asset management business of Columbia Management Group, LLC (the “Columbia Transaction”) and the successful execution of various integration and other business initiatives in 2010, including implementation of complex-wide rationalized fee structures and the rebranding of the retail fund complex. The Independent Directors noted the information they received concerning Columbia Management’s ability to retain key personnel in certain targeted areas and its expectations in this regard. In that connection, the Independent Directors took into account their meetings with Columbia Management’s new Chief Investment Officer and considered the additional risk and portfolio management oversight now applied to the Funds as a result. The Independent Directors also assessed the adequacy of the current level and quality of Columbia Management’s technological resources and considered management’s commitments to enhance existing resources in this area. The Independent Directors also noted the extensive information they received on the various portfolio management changes which have been implemented since the close of the Columbia Transaction (with certain legacy Columbia Fund portfolio managers now responsible for managing various legacy RiverSource Funds).

50  RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND — 2011 SEMIANNUAL REPORT

Moreover, in connection with the Board’s evaluation of the overall package of services provided by Columbia Management, the Board considered the quality of administrative services provided to the Fund by Columbia Management. The Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity’s ability to carry out its responsibilities under the IMS Agreement. In addition, the Board discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance:  For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance was appropriate in light of the particular management style. The Board also noted the impending close of the Merger.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund:  The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its peer group, as well as data showing the Fund’s contribution to Columbia Management’s profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the fund family, while assuring that the overall fees for each fund (with few defined exceptions) are generally in line with the “pricing philosophy” (i.e., that the total expense ratio of the Funds, are at, or below, the median

RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND — 2011 SEMIANNUAL REPORT  51

Approval of Investment Management Services
Agreement (continued)

expense ratio of funds in the same comparison group). Although the Fund’s expense ratio was higher than the median ratio, the Board was satisfied with the consistent and rational fee schedule applicable to the Fund and the other Funds. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds, including information depicting, to the extent reasonably practicable, the expected impact of the Columbia Transaction and the integration initiatives on profitability. In this regard, the Board observed that 2010 profitability was generally in line with the reported profitability of other asset management firms. The Board also considered the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized:  The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. However, the Board observed that this factor would not be relevant given the impending close of the Merger and the elimination of the Fund.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. At the April Meeting, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement.

52  RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND — 2011 SEMIANNUAL REPORT

Results of Meeting of Shareholders

Special Meeting of Shareholders held on February 15, 2011
(Unaudited)

A brief description of the proposals voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each proposal are set forth below. A vote is based on total dollar interest in the Fund.

Proposal 1. To approve an Agreement and Plan of Reorganization between RiverSource Tax-Exempt High Income Fund and Columbia Tax-Exempt Fund.

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
1,192,064,057.032	47,790,025.065	40,898,474.669	56,340,437.000

Proposal 2. To elect directors to the Board.

		Dollars Voted	Dollars Voted		Broker
		“For”	“Withhold”	Abstentions	Non-Votes
01	Kathleen Blatz	1,276,857,951.045	60,235,042.721	0.000	0.000
02	Edward J. Boudreau, Jr.	1,276,082,862.841	61,010,130.925	0.000	0.000
03	Pamela G. Carlton	1,276,831,295.952	60,261,697.814	0.000	0.000
04	William P. Carmichael	1,274,930,449.512	62,162,544.254	0.000	0.000
05	Patricia M. Flynn	1,277,236,861.959	59,856,131.807	0.000	0.000
06	William A. Hawkins	1,276,037,859.447	61,055,134.319	0.000	0.000
07	R. Glenn Hilliard	1,275,601,207.563	61,491,786.204	0.000	0.000
08	Stephen R. Lewis, Jr.	1,275,050,980.180	62,042,013.586	0.000	0.000
09	John F. Maher	1,276,889,101.057	60,203,892.709	0.000	0.000
10	John J. Nagorniak	1,275,043,887.187	62,049,106.579	0.000	0.000
11	Catherine James Paglia	1,276,224,580.820	60,868,412.947	0.000	0.000
12	Leroy C. Richie	1,275,133,503.128	61,959,490.638	0.000	0.000
13	Anthony M. Santomero	1,275,709,706.666	61,383,287.100	0.000	0.000
14	Minor M. Shaw	1,276,069,674.115	61,023,319.652	0.000	0.000
15	Alison Taunton-Rigby	1,276,050,124.757	61,042,869.009	0.000	0.000
16	William F. Truscott	1,274,352,370.487	62,740,623.279	0.000	0.000

Proposal 3. To approve a proposed amendment to the Articles of Incorporation.

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
1,213,438,913.498	80,749,864.047	42,904,212.121	4.100

RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND — 2011 SEMIANNUAL REPORT  53

RiverSource Tax-Exempt High Income Fund
P.O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This report must be accompanied or preceded by the Fund’s current prospectus. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA and managed by Columbia Management Investment Advisers, LLC.
©2011 Columbia Management Investment Advisers, LLC. All rights reserved.	S-6432 AA (8/11)

Item 2. Code of Ethics. Not applicable for semi-annual reports.
Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.
Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.
Item 5. Audit Committee of Listed Registrants. Not applicable.
Item 6. Investments.
(a)	The registrant’s “Schedule 1 — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There were no material changes to the procedure by which shareholders may recommend nominees to the registrant’s board of directors.
Item 11. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.
(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semi annual reports.
(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.
(a)(3) Not applicable.
(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Tax-Exempt Income Series, Inc.
By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date July 22, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date July 22, 2011

By	/s/ Michael G. Clarke
Michael G. Clarke
Treasurer and Principal Financial Officer

Date July 22, 2011